Taxes - Schedule of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Employee benefits	$ 5,048	$ 5,403
Tax loss and credit carry forwards	3,012	3,576
Other - assets	5,595	1,650
Deferred tax assets, gross	13,655	10,629
Valuation allowances	(2,260)	(2,741)
Deferred tax assets	11,395	7,888
Deferred Tax Liabilities
Spectrum and other intangible amortization	22,388	21,976
Depreciation	16,884	15,662
Other - liabilities	6,742	3,976
Deferred tax liabilities	46,014	41,614
Net deferred tax liability	$ 34,619	$ 33,726